Expense Example ((WFA Specialty Funds - ABC), USD $)	0 Months Ended
Aug. 01, 2013
(Wells Fargo Advantage Precious Metals Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 680
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	1,917
(Wells Fargo Advantage Precious Metals Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	1,960
(Wells Fargo Advantage Precious Metals Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,246
(Wells Fargo Advantage Specialized Technology Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,051
Expense Example, with Redemption, 5 Years	1,400
Expense Example, with Redemption, 10 Years	2,382
(Wells Fargo Advantage Specialized Technology Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	734
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,460
Expense Example, with Redemption, 10 Years	2,428
(Wells Fargo Advantage Specialized Technology Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,702
(Wells Fargo Advantage Utility and Telecommunications Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	1,981
(Wells Fargo Advantage Utility and Telecommunications Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,025
(Wells Fargo Advantage Utility and Telecommunications Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	$ 2,310